Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.63%
Communication services: 10.50%
Diversified telecommunication services: 0.42%
AT&T, Inc.	33,948	$889,777
Comcast Corp. Class A	8,800	261,800
Verizon Communications, Inc.	5,454	242,812
		1,394,389
Entertainment: 1.11%
Netflix, Inc.†	29,350	2,450,431
Roblox Corp. Class A†	4,791	315,056
Spotify Technology SA†	1,933	967,177
		3,732,664
Interactive media & services: 8.87%
Alphabet, Inc. Class A	28,315	9,570,470
Alphabet, Inc. Class C	30,938	10,473,441
Meta Platforms, Inc. Class A	12,761	9,143,257
Pinterest, Inc. Class A†	10,386	229,842
Reddit, Inc. Class A†	2,032	366,309
		29,783,319
Media: 0.10%
Fox Corp. Class A	4,509	328,165
Versant Media Group, Inc.†	352	11,468
		339,633
Consumer discretionary: 9.86%
Automobile components: 0.31%
Aptiv PLC†	9,746	738,259
Gentex Corp.	13,588	312,660
		1,050,919
Automobiles: 2.09%
General Motors Co.	10,440	876,960
Tesla, Inc.†	14,282	6,147,116
		7,024,076
Broadline retail: 3.60%
Amazon.com, Inc.†	50,545	12,095,418
Diversified consumer services: 0.21%
ADT, Inc.	35,161	281,288
Duolingo, Inc.†	1,191	159,666
Grand Canyon Education, Inc.†	1,441	250,503
		691,457
Hotels, restaurants & leisure: 1.15%
Booking Holdings, Inc.	264	1,320,486
Expedia Group, Inc.	5,075	1,344,063
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 1

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Hotels, restaurants & leisure(continued)
McDonald’s Corp.	2,579	$812,385
Viking Holdings Ltd.†	5,380	388,167
		3,865,101
Household durables: 0.45%
PulteGroup, Inc.	9,562	1,196,111
SharkNinja, Inc.†	2,820	333,324
		1,529,435
Specialty retail: 1.56%
Gap, Inc.	23,623	660,972
Home Depot, Inc.	5,070	1,899,171
O’Reilly Automotive, Inc.†	3,018	297,001
TJX Cos., Inc.	9,852	1,475,928
Ulta Beauty, Inc.†	1,391	900,478
		5,233,550
Textiles, apparel & luxury goods: 0.49%
Crocs, Inc.†	4,625	388,130
Deckers Outdoor Corp.†	10,465	1,248,893
		1,637,023
Consumer staples: 4.77%
Beverages: 0.33%
Coca-Cola Co.	2,675	200,117
Monster Beverage Corp.†	7,293	588,982
PepsiCo, Inc.	2,063	316,939
		1,106,038
Consumer staples distribution & retail: 2.50%
Costco Wholesale Corp.	3,368	3,166,762
Target Corp.	14,155	1,492,928
Walmart, Inc.	31,425	3,743,974
		8,403,664
Food products: 0.50%
Ingredion, Inc.	3,494	412,641
Pilgrim’s Pride Corp.	7,835	339,804
Tyson Foods, Inc. Class A	14,118	922,329
		1,674,774
Household products: 0.34%
Procter & Gamble Co.	7,501	1,138,427
Tobacco: 1.10%
Altria Group, Inc.	29,794	1,846,930
Philip Morris International, Inc.	10,342	1,855,769
		3,702,699
See accompanying notes to portfolio of investments
2 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Energy: 2.69%
Oil, gas & consumable fuels: 2.69%
Cheniere Energy, Inc.	5,537	$1,171,186
Chevron Corp.	3,251	575,102
EOG Resources, Inc.	5,632	631,516
Exxon Mobil Corp.	22,698	3,209,497
HF Sinclair Corp.	10,614	551,822
Phillips 66	10,331	1,483,119
Valero Energy Corp.	7,731	1,402,635
		9,024,877
Financials: 13.24%
Banks: 3.74%
Bank of America Corp.	36,110	1,921,052
Bank OZK	9,445	449,204
Citigroup, Inc.	23,689	2,741,054
JPMorgan Chase & Co.	14,583	4,460,794
Popular, Inc.	2,709	361,733
Wells Fargo & Co.	29,051	2,628,825
		12,562,662
Capital markets: 3.84%
Ameriprise Financial, Inc.	668	352,163
Bank of New York Mellon Corp.	17,792	2,133,616
BlackRock, Inc.	628	702,694
Charles Schwab Corp.	20,702	2,151,352
CME Group, Inc.	4,802	1,388,066
Coinbase Global, Inc. Class A†	1,292	251,604
Goldman Sachs Group, Inc.	3,073	2,874,515
Interactive Brokers Group, Inc. Class A	20,047	1,501,119
Jefferies Financial Group, Inc.	6,126	374,789
S&P Global, Inc.	554	292,396
Virtu Financial, Inc. Class A	21,164	878,518
		12,900,832
Consumer finance: 0.83%
American Express Co.	2,720	957,902
Capital One Financial Corp.	4,535	992,848
Synchrony Financial	11,579	840,983
		2,791,733
Financial services: 3.09%
Berkshire Hathaway, Inc. Class B†	9,345	4,490,553
Equitable Holdings, Inc.	5,311	246,430
Euronet Worldwide, Inc.†	5,802	420,413
Mastercard, Inc. Class A	5,279	2,844,272
Toast, Inc. Class A†	8,857	275,541
Visa, Inc. Class A	6,462	2,079,666
		10,356,875
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 3

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Insurance: 1.74%
Aon PLC Class A	1,646	$575,508
Assurant, Inc.	5,926	1,411,158
Axis Capital Holdings Ltd.	4,846	500,010
Fidelity National Financial, Inc.	5,685	309,207
Globe Life, Inc.	2,334	327,274
Hartford Insurance Group, Inc.	5,640	761,738
MetLife, Inc.	4,678	369,001
Progressive Corp.	7,646	1,590,368
		5,844,264
Health care: 9.98%
Biotechnology: 2.75%
AbbVie, Inc.	12,148	2,709,125
Alnylam Pharmaceuticals, Inc.†	819	276,871
Amgen, Inc.	885	302,564
Exelixis, Inc.†	26,485	1,095,420
Gilead Sciences, Inc.	15,982	2,268,645
Halozyme Therapeutics, Inc.†	10,632	762,421
Incyte Corp.†	6,575	657,960
Regeneron Pharmaceuticals, Inc.	578	428,558
United Therapeutics Corp.†	1,571	737,569
		9,239,133
Health care equipment & supplies: 1.28%
Abbott Laboratories	16,774	1,833,398
Boston Scientific Corp.†	6,506	608,506
Globus Medical, Inc. Class A†	4,653	421,934
Inspire Medical Systems, Inc.†	2,000	151,560
Intuitive Surgical, Inc.†	2,526	1,273,660
		4,289,058
Health care providers & services: 2.18%
Cencora, Inc.	3,225	1,158,484
CVS Health Corp.	12,751	950,205
Elevance Health, Inc.	607	209,864
McKesson Corp.	2,374	1,973,293
Tenet Healthcare Corp.†	4,478	847,596
UnitedHealth Group, Inc.	3,567	1,023,479
Universal Health Services, Inc. Class B	5,798	1,166,905
		7,329,826
Health care technology: 0.40%
Doximity, Inc. Class A†	8,164	305,905
Veeva Systems, Inc. Class A†	5,134	1,046,925
		1,352,830
Life sciences tools & services: 0.28%
Medpace Holdings, Inc.†	1,602	933,133
See accompanying notes to portfolio of investments
4 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Pharmaceuticals: 3.09%
Bristol-Myers Squibb Co.	21,871	$1,203,999
Eli Lilly & Co.	4,123	4,276,170
Johnson & Johnson	8,177	1,858,223
Merck & Co., Inc.	17,968	1,981,331
Pfizer, Inc.	40,175	1,062,227
		10,381,950
Industrials: 9.23%
Aerospace & defense: 2.30%
General Dynamics Corp.	5,585	1,960,838
General Electric Co.	3,871	1,187,584
Howmet Aerospace, Inc.	5,491	1,142,567
Huntington Ingalls Industries, Inc.	1,499	630,344
Lockheed Martin Corp.	1,941	1,231,021
Northrop Grumman Corp.	1,479	1,023,853
RTX Corp.	2,717	545,927
		7,722,134
Building products: 0.30%
Johnson Controls International PLC	5,825	694,689
Trane Technologies PLC	736	309,547
		1,004,236
Commercial services & supplies: 0.34%
Veralto Corp.	11,446	1,132,925
Construction & engineering: 1.14%
EMCOR Group, Inc.	2,528	1,822,006
MasTec, Inc.†	2,923	702,923
Valmont Industries, Inc.	2,927	1,304,154
		3,829,083
Electrical equipment: 1.23%
Acuity, Inc.	1,721	532,202
Emerson Electric Co.	3,126	459,397
GE Vernova, Inc.	1,453	1,055,416
Regal Rexnord Corp.	3,967	640,670
Sensata Technologies Holding PLC	13,874	479,902
Vertiv Holdings Co. Class A	5,158	960,316
		4,127,903
Ground transportation: 0.60%
Uber Technologies, Inc.†	15,502	1,240,935
Union Pacific Corp.	3,388	796,519
		2,037,454
Industrial conglomerates: 0.34%
Honeywell International, Inc.	4,979	1,132,822
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 5

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Machinery: 1.29%
AGCO Corp.	10,552	$1,196,703
Caterpillar, Inc.	1,161	763,195
Mueller Industries, Inc.	8,550	1,163,997
Parker-Hannifin Corp.	1,286	1,203,490
		4,327,385
Passenger airlines: 0.29%
United Airlines Holdings, Inc.†	9,456	967,538
Professional services: 1.40%
Automatic Data Processing, Inc.	1,075	265,331
CACI International, Inc. Class A†	1,484	920,941
Leidos Holdings, Inc.	7,610	1,432,811
Science Applications International Corp.	14,895	1,515,715
SS&C Technologies Holdings, Inc.	7,128	583,712
		4,718,510
Information technology: 31.17%
Communications equipment: 0.94%
Arista Networks, Inc.†	12,204	1,729,795
Cisco Systems, Inc.	18,363	1,438,190
		3,167,985
Electronic equipment, instruments & components: 0.74%
Amphenol Corp. Class A	5,504	793,016
Ingram Micro Holding Corp.	13,857	292,660
TD SYNNEX Corp.	8,720	1,383,602
		2,469,278
IT services: 1.59%
Accenture PLC Class A	4,456	1,174,780
International Business Machines Corp.	4,494	1,378,310
MongoDB, Inc. Class A†	778	288,895
Okta, Inc.†	10,083	851,812
Twilio, Inc. Class A†	3,655	440,281
VeriSign, Inc.	4,901	1,196,971
		5,331,049
Semiconductors & semiconductor equipment: 13.49%
Advanced Micro Devices, Inc.†	8,244	1,951,602
Applied Materials, Inc.	2,959	953,745
Astera Labs, Inc.†	2,288	344,619
Broadcom, Inc.	26,690	8,842,397
Intel Corp.†	12,089	561,776
KLA Corp.	1,644	2,347,533
Lam Research Corp.	7,838	1,829,860
Marvell Technology, Inc.	10,745	847,995
Micron Technology, Inc.	6,680	2,771,398
See accompanying notes to portfolio of investments
6 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
NVIDIA Corp.	122,779	$23,466,750
QUALCOMM, Inc.	9,179	1,391,445
		45,309,120
Software: 8.46%
Adobe, Inc.†	2,818	826,378
AppLovin Corp. Class A†	2,357	1,115,120
Atlassian Corp. Class A†	5,754	680,008
Docusign, Inc. Class A†	3,838	201,649
Dropbox, Inc. Class A†	10,712	272,942
Fortinet, Inc.†	13,747	1,117,081
Microsoft Corp.	38,756	16,676,319
Nutanix, Inc. Class A†	9,031	355,189
Oracle Corp.	7,211	1,186,786
Palantir Technologies, Inc. Class A†	10,542	1,545,352
Pegasystems, Inc.	11,419	498,896
Salesforce, Inc.	8,183	1,737,169
ServiceNow, Inc.†	7,876	921,571
Zoom Communications, Inc. Class A†	13,906	1,280,743
		28,415,203
Technology hardware, storage & peripherals: 5.95%
Apple, Inc.	75,094	19,485,391
Western Digital Corp.	1,930	482,944
		19,968,335
Materials: 2.77%
Chemicals: 1.00%
Albemarle Corp.	2,383	406,611
Celanese Corp. Class A	6,349	282,150
CF Industries Holdings, Inc.	14,116	1,316,035
Element Solutions, Inc.	15,763	458,703
Linde PLC	1,939	886,065
		3,349,564
Construction materials: 0.09%
CRH PLC	2,382	291,581
Containers & packaging: 0.38%
Crown Holdings, Inc.	12,345	1,292,274
Metals & mining: 1.30%
Alcoa Corp.	6,852	389,262
Freeport-McMoRan, Inc.	27,202	1,638,377
Newmont Corp.	11,295	1,268,993
Southern Copper Corp.	5,672	1,079,495
		4,376,127
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 7

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Real estate: 2.24%
Health care REITs: 0.22%
Omega Healthcare Investors, Inc.	16,709	$733,191
Hotel & resort REITs: 0.30%
Host Hotels & Resorts, Inc.	54,576	1,011,294
Industrial REITs: 0.29%
Prologis, Inc.	7,504	979,722
Retail REITs: 0.51%
Simon Property Group, Inc.	8,887	1,700,172
Specialized REITs: 0.92%
EPR Properties	3,227	175,032
Gaming & Leisure Properties, Inc.	21,157	946,776
Public Storage	3,233	892,922
VICI Properties, Inc. Class A	38,196	1,072,544
		3,087,274
Utilities: 2.18%
Electric utilities: 1.57%
American Electric Power Co., Inc.	12,989	1,555,757
Duke Energy Corp.	13,109	1,590,777
Evergy, Inc.	4,561	349,966
NextEra Energy, Inc.	12,953	1,138,569
NRG Energy, Inc.	4,108	627,004
		5,262,073
Gas utilities: 0.48%
National Fuel Gas Co.	16,155	1,352,981
UGI Corp.	6,745	270,542
		1,623,523
Independent power and renewable electricity producers: 0.13%
Vistra Corp.	2,682	424,695
Total common stocks (Cost $160,967,346)		331,202,209

		Yield
Short-term investments: 1.14%
Investment companies: 1.14%
Allspring Government Money Market Fund Select Class♠∞		3.63%	3,823,233	3,823,233
Total short-term investments (Cost $3,823,233)				3,823,233
Total investments in securities (Cost $164,790,579)	99.77%			335,025,442
Other assets and liabilities, net	0.23			779,001
Total net assets	100.00%			$335,804,443

See accompanying notes to portfolio of investments
8 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—January 31, 2026 (unaudited)

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,658,211	$20,198,916	$(23,033,894)	$0	$0	$3,823,233	3,823,233	$154,525
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	10	3-20-2026	$3,444,161	$3,482,875	$38,714	$0
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 9

Notes to portfolio of investments—January 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
10 | Allspring Disciplined Large Cap Portfolio

Notes to portfolio of investments—January 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$35,250,005	$0	$0	$35,250,005
Consumer discretionary	33,126,979	0	0	33,126,979
Consumer staples	16,025,602	0	0	16,025,602
Energy	9,024,877	0	0	9,024,877
Financials	44,456,366	0	0	44,456,366
Health care	33,525,930	0	0	33,525,930
Industrials	30,999,990	0	0	30,999,990
Information technology	104,660,970	0	0	104,660,970
Materials	9,309,546	0	0	9,309,546
Real estate	7,511,653	0	0	7,511,653
Utilities	7,310,291	0	0	7,310,291
Short-term investments
Investment companies	3,823,233	0	0	3,823,233
	335,025,442	0	0	335,025,442
Futures contracts	38,714	0	0	38,714
Total assets	$335,064,156	$0	$0	$335,064,156
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of January 31, 2026, $693,956 was segregated as cash collateral for these open futures contracts.
At January 31, 2026, the Portfolio did not have any transfers into/out of Level 3.
Allspring Disciplined Large Cap Portfolio | 11